Unaudited Interim Condensed Consolidated Statements of Comprehensive Income (Loss) - CAD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Comprehensive Income [Abstract]
Net income (loss)	$ (558,550)	$ 75,529	$ (709,499)	$ 24,072
Items that may be reclassified into profit or loss
Foreign currency translation adjustments	75,081	(241,044)	131,373	(239,292)
Total other comprehensive income (loss)	75,081	(241,044)	131,373	(239,292)
Total comprehensive income (loss)	(483,469)	(165,515)	(578,126)	(215,220)
Total comprehensive income (loss) attributable to:
Telesat Corporation shareholders	(143,762)	(47,467)	(172,705)	(62,705)
Non-controlling interest	(339,707)	(118,048)	(405,421)	(152,515)
Total comprehensive income, net	$ (483,469)	$ (165,515)	$ (578,126)	$ (215,220)